EARNING PER SHARE (Schedule of Basic and Diluted Earning Per Share) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪) shares
Basic earnings per share:
Net Income | ₪			₪ 24,967	₪ 25,023	₪ 10,852
Diluted earnings per share:
Profit used to compute diluted earnings per share from continuing operations | ₪			₪ 24,967	₪ 25,023	₪ 10,852
Weighted average number of shares used in computing basic earnings per share from continuing operations		13,240,913	13,240,913	13,240,913	13,240,913
Weighted average number of shares used in computing diluted earnings per share from continuing operations		13,240,913	13,240,913	13,240,913	13,240,913
US Dollars [Member]
Basic earnings per share:
Net Income | $	[1]	$ 6,662
Diluted earnings per share:
Profit used to compute diluted earnings per share from continuing operations | $		$ 6,662
Weighted average number of shares used in computing basic earnings per share from continuing operations	[1]	13,240,913	13,240,913
Weighted average number of shares used in computing diluted earnings per share from continuing operations	[1]	13,240,913	13,240,913

[1]	Convenience Translation into US Dollars.